UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 98.1%
Consumer Discretionary - 18.2%
Belle International Holdings	123,000	$178,837
Brilliance China Automotive Holdings*	28,000	42,101
Chow Tai Fook Jewellery	98,200	140,832
Geely Automobile Holdings	295,000	152,030
Golden Eagle Retail Group	53,000	82,758
Goodbaby International Holdings	164,000	82,569
Great Wall Motor, Class H	50,000	271,615
Haier Electronics Group	45,000	87,275
Hengdeli Holdings	347,600	83,488
Sa Sa International Holdings	144,000	162,593
Samsonite International	59,000	164,949
Xinyi Glass Holdings	84,000	77,487
		1,526,534
Consumer Staples - 18.9%
Biostime International Holdings	24,500	185,226
China Mengniu Dairy	43,000	192,887
China Resources Enterprise	26,000	82,738
Hengan International Group	23,500	275,004
Sun Art Retail Group	72,500	104,039
Tingyi Holding	102,000	270,555
Tsingtao Brewery, Class H	34,000	258,895
Want Want China Holdings	139,000	211,374
		1,580,718
Energy - 7.4%
Anton Oilfield Services Group	114,000	75,703
China Oilfield Services, Class H	26,000	65,251
China Petroleum & Chemical, Class H	264,200	207,099
CNOOC	72,000	145,863
Kunlun Energy	88,000	123,242
		617,158
Financials - 14.3%
Bank Of China, Class H	274,000	125,209
China Life Insurance, Class H	69,000	178,692
Hong Kong Exchanges & Clearing	2,400	38,506
Industrial & Commercial Bank of China, Class H	412,000	287,972
PICC Property & Casualty, Class H	148,320	201,358
Ping An Insurance Group, Class H	49,500	368,478
		1,200,215
Health Care - 4.5%
Guangzhou Baiyunshan Pharmaceutical Holdings	22,000	96,372
Sinopharm Group, Class H	33,600	84,335
Tong Ren Tang Technologies, Class H	41,000	132,305
WuXi PharmaTech Cayman - ADR *	2,200	60,280
		373,292
Industrials - 10.7%
51job - ADR *	600	43,092
Air China, Class H	273,000	185,017
AviChina Industry & Technology, Class H	176,000	89,961
Beijing Capital International Airport, Class H	148,000	97,031
China Everbright International	76,000	67,242
CSR, Class H	299,000	208,968
Orient Overseas International	4,500	26,459
Zhuzhou CSR Times Electric, Class H	54,000	175,966
		893,736
Information Technology - 20.4%
AAC Technologies	11,000	50,151
Baidu - ADR *	2,265	351,483
GCL-Poly Energy Holdings *	409,000	118,403
Lenovo Group	200,000	209,621
NetDragon Websoft	44,000	119,246
NetEase - ADR	1,246	90,472
Tencent Holdings	11,700	615,286
ZTE, Class H	77,000	159,327

Materials - 0.6%
Jiangxi Copper, Class H	27,000	53,328
Telecommunication Services - 2.1%
China Mobile	16,000	180,034
Utilities - 1.0%
China Resources Gas Group	32,000	81,946

Total Common Stocks
(Cost $7,078,671)		8,220,950

SHORT-TERM INVESTMENT - 1.9%
Invesco Liquid Assets Portfolio, 0.07% ^
(Cost $157,621)	157,621	157,621

Total Investments - 100.0%
(Cost $7,236,292)		8,378,571
Other Assets and Liabilities, Net - 0.0%		3,302
Total Net Assets - 100.0%		$8,381,873

*	Non-income producing security.
^	Variable Rate Security - The rate shown is the current yield as of September 30, 2013.
ADR -	American Depositary Receipt

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$545,327	$7,675,623	–	$8,220,950
Short-Term Investment	157,621	–	–	157,621
Total Investments	$702,948	$7,675,623	–	$8,378,571

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows:

AC ONE
China Fund

Cost of investments	$ 7,236,292

Gross unrealized appreciation	1,405,095
Gross unrealized depreciation	(262,816)
Net unrealized appreciation	$ 1,142,279

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  November 25, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  November 25, 2013